Prepaid Expenses And Other Current Assets	12 Months Ended
May 31, 2011
Prepaid Expenses And Other Current Assets
Prepaid Expenses And Other Current Assets
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of May 31,
	2010	2011
	US$	US$
Advances to suppliers	2,048	7,115
Interest receivable	3,284	5,980
Prepaid advertising fees	963	1,314
Prepaid property taxes and other taxes	44	194
Prepaid rent	8,726	11,659
Receivable from disposal of Mingshitang	—	310
Receivable from exercise of options	—	155
Refundable deposit for school construction	59	154
Rental deposit	2,058	1,408
Staff advances	1,765	2,888
Value added taxes recoverable	1,276	1,076
Others	2,088	1,158

	22,311	33,411

Less: allowance for uncollectible advances to a supplier	155	163

	22,156	33,248

Staff advances are provided to staff for traveling and related use which are expensed as incurred. Others primarily included insurance fees, recruiting fees, maintenance fees, and other miscellaneous prepayments.

Changes in the allowance for advances to a supplier were as follows:

	As of May 31,
	2010	2011
	US$	US$
Beginning balance	154	155
Charge during the year	10	8
Written-off	(9)	—

Ending balance	155	163